CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 1,937,163	R$ 1,891,457
Securities	851,004
Consumers, concessionaires and licensees	4,985,578	4,547,951
Dividend and interest on capital	100,297	100,182
Income tax and social contribution recoverable	87,698	123,739
Other taxes recoverable	331,428	287,517
Derivatives	281,326	309,484
Sector financial asset	1,093,588	1,330,981
Contract assets	24,387
Other receivables	648,161	811,005
TOTAL CURRENT ASSETS	10,340,630	9,402,316
NONCURRENT ASSETS
Consumers, concessionaires and licensees	713,068	752,795
Escrow deposits	757,370	854,374
Income tax and social contribution recoverable	101,528	67,966
Other taxes recoverable	370,595	185,725
Sector financial assets	2,748	223,880
Derivatives	369,767	347,507
Deferred tax assets	1,064,716	956,380
Concession financial asset	8,779,717	7,430,149
Investments at cost	116,654	116,654
Other receivables	736,019	927,440
Investments by equity	997,997	980,362
Property, plant and equipment	9,083,710	9,456,614
Contract asset	1,322,822	1,046,433
Intangible assets	9,320,953	9,462,935
TOTAL NONCURRENT ASSETS	33,737,664	32,809,214
TOTAL ASSETS	44,078,293	42,211,530
CURRENT LIABILITIES
Trade payables	3,260,180	2,398,085
Borrowings	2,776,193	2,446,113
Debentures	682,582	917,352
Private pension plan	224,851	86,623
Regulatory charges	232,251	150,656
Income tax and social contribution payable	218,961	100,450
Other taxes, fees and contributions	741,536	664,989
Dividends	668,859	532,608
Estimated payroll	125,057	119,252
Derivatives	29,400	8,139
Use of public asset	11,771	11,570
Other payables	1,094,269	979,296
TOTAL CURRENT LIABILITIES	10,065,908	8,415,132
NONCURRENT LIABILITIES
Trade payables	359,944	333,036
Borrowings	7,587,102	8,989,846
Debentures	7,863,696	8,023,493
Private pension plan	2,153,327	1,156,639
Income taxes and social contribution payable	156,198
Other taxes, fees and contributions	805	9,691
Deferred tax liabilities	1,048,069	1,136,227
Provision for tax, civil and labor risks	600,775	979,360
Derivatives	6,157	23,659
Sector financial liability	102,561	46,703
Use of public asset	91,181	89,965
Other payables	759,331	475,396
TOTAL NONCURRENT LIABILITIES	20,729,147	21,264,015
EQUITY
Issued capital	9,388,081	5,741,284
Capital deficit	(1,640,962)	469,257
Legal reserve	1,036,125	900,992
Statutory reserve - working capital reinforcement	4,046,305	3,527,510
Additional dividend proposed	1,433,295
Accumulated comprehensive income	(1,268,465)	(376,294)
Total shareholders' equity attributable to owners of the Company	12,994,381	10,262,749
Equity attributable to noncontrolling interests	288,857	2,269,634
TOTAL EQUITY	13,283,238	12,532,383
TOTAL LIABILITIES AND EQUITY	R$ 44,078,293	R$ 42,211,530